UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
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FORM N-PX
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ANNUAL REPORT OF PROXY VOTING RECORD OF
REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act File Number:  811-03451
SEI Daily Income Trust
(Exact name of registrant as specified in charter)
________

One Freedom Valley Drive
Oaks, PA 19456
 (Address of principal executive offices)
________
The Corporation Trust Company Corporation Trust Ce
            SEI Daily Income Trust
             1209 Orange Street
            Wilmington, Delaware 19801
(Name and address of agent for service)
________

Registrant’s telephone number, including area code: 1-800-342-5734
Date of Fiscal Year End: January 31
Date of Reporting Period: July 1, 2022 to June 30, 2023
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Item 1. Proxy Voting Record.

Attached are the proxy voting records for the following funds, each of which is a series of  SEI Daily Income Trust:

MONEY MARKET FUND

GOVERNMENT FUND

GOVERNMENT II FUND

PRIME OBLIGATION FUND

TREASURY II FUND

SHORT DURATION BOND FUND

SHORT DURATION GOVERNMENT FUND

GNMA FUND

Registrant Name : SEI Daily Income Trust
Fund Name : MONEY MARKET FUND^CLOSED
Date of Fiscal Year End : 01/31/2023
In all markets, for all statuses, for
Key-
The fund did not vote proxies relating to portfolio securities during the period covered by this
 report.

Registrant Name : SEI Daily Income Trust
Fund Name : GOVERNMENT FUND
Date of Fiscal Year End : 01/31/2023
In all markets, for all statuses, for
Key-
The fund did not vote proxies relating to portfolio securities during the period covered by this
 report.

Registrant Name : SEI Daily Income Trust
Fund Name : GOVERNMENT II FUND
Date of Fiscal Year End : 01/31/2023
In all markets, for all statuses, for
Key-
The fund did not vote proxies relating to portfolio securities during the period covered by this
 report.

Registrant Name : SEI Daily Income Trust
Fund Name : PRIME OBLIGATION FUND^CLOSED
Date of Fiscal Year End : 01/31/2023
In all markets, for all statuses, for
Key-
The fund did not vote proxies relating to portfolio securities during the period covered by this
 report.

Registrant Name : SEI Daily Income Trust
Fund Name : TREASURY II FUND
Date of Fiscal Year End : 01/31/2023
In all markets, for all statuses, for
Key-
The fund did not vote proxies relating to portfolio securities during the period covered by this
 report.

Registrant Name : SEI Daily Income Trust
Fund Name : ULTRA SHORT DURATION BOND FUND
Date of Fiscal Year End : 01/31/2023
In all markets, for all statuses, for
Key-
The fund did not vote proxies relating to portfolio securities during the period covered by this
 report.

Registrant Name : SEI Daily Income Trust
Fund Name : SHORT DURATION GOVERNMENT FUND
Date of Fiscal Year End : 01/31/2023
In all markets, for all statuses, for
Key-
The fund did not vote proxies relating to portfolio securities during the period covered by this
 report.

Registrant Name : SEI Daily Income Trust
Fund Name : GNMA FUND
Date of Fiscal Year End : 01/31/2023
In all markets, for all statuses, for
Key-
The fund did not vote proxies relating to portfolio securities during the period covered by this
 report.

Pursuant to the requirements of the Investment Company Act of 1940,the registrant has duly caused this report to be signed on its behalf by the undersigned,thereunto duly
 authorised.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Daily Income Trust

By: /s/ Robert Nesher

Robert Nesher

President

Date: August 31, 2023